COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments Under All Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases
2018	$ 1,575
2019	1,497
2020	1,013
2021	591
Total	4,676
Rent expense
Rent expense	1,900	$ 1,400	$ 1,600
India Department of Telecommunication Security and Supply Chain Standards
Revenues from security agreements	98,292	86,512	117,103
Cost of goods sold	65,146	58,156	89,235
Equipment revenue	77,283	61,735	87,361
Cost of goods sold	50,636	41,472	65,891
Equipment based service revenue	21,009	24,777	29,742
Cost of services	14,510	$ 16,684	23,344
Security agreements with customers, as required by India's Department of Telecommunications ("DOT")
India Department of Telecommunication Security and Supply Chain Standards
Revenues from security agreements			$ 11,800
Revenue recognition, assessment period			5 years
Cost of goods sold			$ 5,400
Equipment revenue	$ 0		5,600
Cost of goods sold			5,400
Equipment based service revenue			6,200
Cost of services			$ 10